OPERATING COSTS - Royalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of royalties [line items]
Royalties	$ 4,819	$ 111
Camino Rojo Project
Disclosure of royalties [line items]
Royalties	3,818	$ 111
Mexican 0.5% Extraordinary Mining Duty
Disclosure of royalties [line items]
Royalties	$ 1,001